Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	1,500,000,000	1,500,000,000
Common stock, shares issued (in Shares)	621,790,646	0
Common stock, shares outstanding (in Shares)	621,790,646	0